Peter Pisapia
Assistant Vice President &
Assistant Counsel

May 6, 2003

VIA EDGAR
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Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Panorama Series Fund, Inc.
            Reg. No. 2-73969; File No. 811-3255

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with respect to the  Prospectuses  and  Statement of
Additional  Information  of the  Registrant,  dated April 30, 2003, no changes were made to the  Prospectuses  of  Growth  Portfolio,  Government  Securities
Portfolio and  Oppenheimer  International  Growth Fund/VA and the Statement of
Additional  Information  contained in  Post-Effective  Amendment No. 35 to the
Registrant's   Registration   Statement   on  Form   N-1A,   which  was  filed
electronically with the Securities and  Exchange  Commission  on April 30,
2003.  With  respect to Total Return  Portfolio,  a supplement to the
Prospectus was filed pursuant to Rule 497(e) on May 2, 2003.

                                    Very truly yours,

                                    /s/ Peter E. Pisapia

                                    Peter E. Pisapia
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-0248
                                    PPISAPIA@OPPENHEIMERFUNDS.COM
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